Current and deferred income tax and social contribution - Reconciliation of effective tax rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred income tax and social contribution
Profit before tax	R$ 1,624,187	R$ 1,205,550	R$ 439,841
Income tax and social contribution.	R$ (730,884)	(542,498)	(197,928)
Tax rate	(45.00%)
Interest on capital distribution	R$ 200,582	105,351	22,501
Non-taxable income (non-deductible expenses) net	113,665	62,027	53,397
Subsidiaries not subject to Real Profit taxation	100,310	46,578	10,176
Others	89,461	95,833	24,273
Income tax	R$ (226,866)	R$ (232,709)	R$ (87,581)
Effective tax rate	(14.00%)	(19.00%)	(20.00%)
Total deferred income tax and social contribution	R$ 304,851	R$ 211,097	R$ 193,264
Total income tax and social contribution expenses	R$ (531,717)	R$ (443,806)	R$ (280,845)